Derivative Instruments (Details 4) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)		Dec. 31, 2022		Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross amounts of recognized assets		$ 32,582,750		$ 8,854,272
Gross amounts offset in the Statement of Financial Condition		(9,897,048)		(7,788,201)
Net amounts of assets presented in the Statements of Financial Condition		22,685,702		1,066,071
Financial Instruments
Collateral Received		(20,480,419)	[1],[2]	(1,066,071)	[3],[4]
Net Amount		2,205,283	[5]		[6]
Gross amounts of recognized liabilities				15,779,228
Gross amounts offset in the Statement of Financial Condition				(13,762,955)
Net amounts of liabilities presented in the Statements of Financial Condition				2,016,273
Collateral pledged	[3],[4]			2,016,273
Net Amount	[7]
Future [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross amounts of recognized assets		24,143,496		8,854,272
Gross amounts offset in the Statement of Financial Condition		(3,663,077)		(7,788,201)
Net amounts of assets presented in the Statements of Financial Condition		20,480,419		1,066,071
Forward Contracts [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross amounts of recognized assets		8,439,254
Gross amounts offset in the Statement of Financial Condition		(6,233,971)
Net amounts of assets presented in the Statements of Financial Condition		2,205,283
Gross amounts of recognized liabilities				12,851,427
Gross amounts offset in the Statement of Financial Condition				(11,866,163)
Net amounts of liabilities presented in the Statements of Financial Condition				985,264
Counterparty C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net amounts of assets presented in the Statements of Financial Condition		1,461,936
Financial Instruments
Collateral Received	[1],[2]	(1,461,936)
Net Amount	[5]
Net amounts of liabilities presented in the Statements of Financial Condition				1,031,009
Collateral pledged	[3],[4]			1,031,009
Net Amount	[7]
Counterparty C [Member] | Future [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross amounts of recognized assets		2,201,296
Gross amounts offset in the Statement of Financial Condition		(739,360)
Net amounts of assets presented in the Statements of Financial Condition		1,461,936
Counterparty C [Member] | Futures Contracts [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross amounts of recognized liabilities				2,927,801
Gross amounts offset in the Statement of Financial Condition				(1,896,792)
Net amounts of liabilities presented in the Statements of Financial Condition				1,031,009
Counterparty J [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net amounts of assets presented in the Statements of Financial Condition		517,966		846,184
Financial Instruments
Collateral Received		(517,966)	[1],[2]	(846,184)	[3],[4]
Net Amount	[6]
Counterparty J [Member] | Future [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross amounts of recognized assets		918,116		1,771,788
Gross amounts offset in the Statement of Financial Condition		(400,150)		(925,604)
Net amounts of assets presented in the Statements of Financial Condition		517,966		846,184
Counterparty L [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net amounts of assets presented in the Statements of Financial Condition		18,500,517		219,887
Financial Instruments
Collateral Received		(18,500,517)	[1],[2]	(219,887)	[3],[4]
Net Amount			[5]		[6]
Counterparty L [Member] | Future [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross amounts of recognized assets		21,024,084		7,082,484
Gross amounts offset in the Statement of Financial Condition		(2,523,567)		(6,862,597)
Net amounts of assets presented in the Statements of Financial Condition		18,500,517		219,887
Counterparty G [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net amounts of assets presented in the Statements of Financial Condition		782,735
Financial Instruments
Collateral Received	[1],[2]
Net Amount	[5]	782,735
Net amounts of liabilities presented in the Statements of Financial Condition				845,566
Collateral pledged	[3],[4]			845,566
Net Amount	[7]
Counterparty G [Member] | Forward Contracts [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross amounts of recognized assets		2,976,865
Gross amounts offset in the Statement of Financial Condition		(2,194,130)
Net amounts of assets presented in the Statements of Financial Condition		782,735
Gross amounts of recognized liabilities				5,584,433
Gross amounts offset in the Statement of Financial Condition				(4,738,867)
Net amounts of liabilities presented in the Statements of Financial Condition				845,566
Counterparty K [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net amounts of assets presented in the Statements of Financial Condition		1,422,548
Financial Instruments
Collateral Received	[1],[2]
Net Amount	[5]	1,422,548
Net amounts of liabilities presented in the Statements of Financial Condition				139,698
Collateral pledged	[3],[4]			139,698
Net Amount	[7]
Counterparty K [Member] | Forward Contracts [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross amounts of recognized assets		5,462,389
Gross amounts offset in the Statement of Financial Condition		(4,039,841)
Net amounts of assets presented in the Statements of Financial Condition		$ 1,422,548
Gross amounts of recognized liabilities				7,266,994
Gross amounts offset in the Statement of Financial Condition				(7,127,296)
Net amounts of liabilities presented in the Statements of Financial Condition				$ 139,698

[1]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statements
[2]	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where
[3]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statements
[4]	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where
[5]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2022.
[6]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2021.
[7]	Net amount represents the amounts owed by the Master Fund to each counterparty as of December 31, 2021.